Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Shell plc shareholders		$ 4,443	$ 5,937	$ 2,908	$ 10,381	$ 11,866
Repurchases of shares	[1]				(7,020)	(8,054)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			21,145		21,145	21,132
Other comprehensive income/(loss) attributable to Shell plc shareholders					(494)	24
Transfer from other comprehensive income					170	(121)
Repurchases of shares	[1],[2]				17	22
Share-based compensation					(213)	(203)
Ending balance		20,625		20,854	20,625	20,854
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298	37,298
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		37,298		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154	154
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		154		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			236		236	196
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					17	22
Share-based compensation					0	0
Ending balance		253		220	253	220
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			1,308		1,308	1,140
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					(213)	(203)
Ending balance		1,095		936	1,095	936
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (17,851)		(17,851)	(17,656)
Other comprehensive income/(loss) attributable to Shell plc shareholders					(494)	24
Transfer from other comprehensive income					170	(121)
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		$ (18,175)		$ (17,752)	$ (18,175)	$ (17,752)

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 6 “Other reserves”.